CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2019
Concentrations Tables Abstract
Greater than 10% of revenues from sales
In Thousands of US Dollars
Description	2019	2018	2017
Customer A	$23	$34	$62
Customer C	$36	$126	$90